Leases - Right-of-Use Asset, Amortization And Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net book value
Beginning balance, net book value	$ 2,572
Ending balance, net book value	7,844	$ 2,572
Buildings
Right-of-use asset
Beginning balance, right-of-use assets	8,157	6,501
Additions to right-of-use-assets	11,399	2,300
Disposals	(4,291)
Reclassification to assets held for sale		(872)
Effect of change in foreign currency	(166)	228
Ending balance, right-of-use assets	15,099	8,157
Amortization
Beginning balance, amortization	3,643	1,272
Amortization charge for the year	3,929	2,430
Disposals	(4,291)
Reclassification to assets held for sale		(243)
Effect of change in foreign currency	(25)	184
Ending balance, amortization	3,256	3,643
Net book value
Beginning balance, net book value	4,514	5,229
Ending balance, net book value	$ 11,843	$ 4,514